CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Mar. 31, 2021 CNY (¥) shares
Provision for credit losses, related party receivables | ¥	¥ 6,456
Provision for credit losses, Loan recognized | ¥	1,182,609
Provision for credit losses, Other receivables | ¥	¥ 20,980
Temporary Equity, Shares Authorized (in shares)	0
Temporary Equity, Shares Issued (in shares)	0
Temporary Equity, Shares Outstanding (in shares)	0
Ordinary shares, shares authorized (in shares)	10,000,000,000
Ordinary shares, shares issued (in shares)	1,112,431,559
Class A Ordinary Shares
Ordinary shares, shares issued (in shares)	1,071,621,698
Ordinary shares, shares outstanding (in shares)	1,071,621,698
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861